PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (parenthetical) (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Oct. 01, 2024	Sep. 30, 2024	Dec. 31, 2023	Aug. 03, 2023
Condensed balance sheets
Commitments and Contingencies
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	40,979,382	35,728,625
Ordinary shares, shares outstanding (in shares)	26,552,370		29,411,765	29,411,765	29,411,765
Ordinary shares, shares outstanding (in shares)		25,555,096
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	290,000	290,000
Preferred stock, shares outstanding (in shares)	290,000	290,000
Parent | Reportable legal entity
Condensed balance sheets
Commitments and Contingencies
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	40,979,382	35,728,625
Ordinary shares, shares outstanding (in shares)	26,552,370
Ordinary shares, shares outstanding (in shares)		25,555,096
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	290,000	290,000
Preferred stock, shares outstanding (in shares)	290,000	290,000